Above market acquired charters - Amortization Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
For the year ending December 31,
2019	$ 14,380
2020	11,696
2021	8,416
2022	8,371
2023	8,371
Thereafter	9,421
Total	$ 60,655	$ 75,035	$ 89,415